May 01, 2016

AMG FUNDS III

AMG Managers Bond Fund

(Prospectus and Statement of Additional Information, each dated May 1, 2016, as supplemented July 28, 2016)

Supplement dated August 26, 2016 to the

Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund and AMG TimesSquare International Small Cap Fund, each a series of AMG Funds, AMG Managers Short Duration Government Fund and AMG Managers Intermediate Duration Government Fund, each a series of AMG Funds II, and AMG Managers Bond Fund, a series of AMG Funds III (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectuses and Statements of Additional Information, dated as noted above.

The Funds’ Boards of Trustees approved management’s proposals to change certain fees paid by the Funds effective as of October 1, 2016. Management’s proposals are designed to implement consistent fee structures across the AMG Funds and Aston Funds complex of funds, in connection with the planned integration of the AMG Funds and Aston Funds fund families in October. Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for any Fund. More information about the fee changes is provided below.

AMG Managers Bond Fund

The Board approved management’s proposals to change certain fees paid by the Fund, reducing the administrative fee while authorizing Institutional Class shares of the Fund to pay a shareholder servicing fee and increasing the shareholder servicing fees paid by Service Class shares of the Fund. The administrative fees paid to AMGF will be reduced from 0.25% to 0.15%. Institutional Class shares of the Fund will be authorized to pay up to 0.05% in shareholder servicing fees. Shareholder servicing fees paid by Service Class shares of the Fund will increase from up to 0.10% to 0.15%. These changes do not increase the overall fees incurred by shareholders of the Fund. AMGF will pay a portion of the management fee to the Fund’s subadvisor for its services.